UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLP

Address:   300 NIBCO Parkway
           Suite 301
           Elkhart, IN  46516


Form 13F File Number: 28-04589


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Todd B. Martin
Title:  Managing Partner
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Todd B. Martin                 Elkhart , IN                       8/4/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      160,272
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
AMERICAN EXPRESS CO.     COM            025816109      690    17,375          SOLE                   17,375      0       0
BERKSHIRE HATHAWAY - B   COM            084670702   11,188   140,400          SOLE                  138,725      0   1,675
BROWN & BROWN, INC.      COM            115236101   42,127 2,200,983          SOLE                2,062,528      0 138,455
CITIGROUP, INC.          COM            172967101       64    17,000     CALL                             0      0       0
EMMIS COMM.CL A          COM            291525103    2,811 1,277,945          SOLE                1,000,311      0 277,634
GANNETT CO INC           COM            364730101   15,346 1,140,117          SOLE                1,124,752      0  15,365
GARMIN LTD.              ORD            G37260109    5,777   197,976          SOLE                  192,611      0   5,365
GENERAL ELECTRIC CO.     COM            369604103      598    41,475          SOLE                   41,475      0       0
INTEL CORP.              COM            458140100      480    24,700          SOLE                   24,700      0       0
JOHNSON & JOHNSON        COM            478160104      555     9,405          SOLE                    9,245      0     160
LOWE'S COS, INC.         COM            548661107   19,992   979,025          SOLE                  888,315      0  90,710
MCDONALD'S CORP.         COM            580135101      329     5,000          SOLE                    5,000      0       0
McGRAW-HILL COS.         COM            580645109      202     7,175          SOLE                    7,175      0       0
MERCK & CO.              COM            58933Y105      280     8,000          SOLE                    8,000      0       0
MICROSOFT CORP.          COM            594918104      621    26,990          SOLE                   26,880      0     110
MOHAWK INDUSTRIES, INC.  COM            608190104    1,935    42,275          SOLE                   10,750      0  31,525
PATTERSON COS. INC.      COM            703395103      263     9,230          SOLE                    9,230      0       0
PEPSICO, INC.            COM            713448108      597     9,800          SOLE                    9,800      0       0
POOL CORP.               COM            73278L105      603    27,495          SOLE                   27,495      0       0
PROGRESSIVE CORP.        COM            743315103   10,099   539,458          SOLE                  462,713      0  76,745
STRYKER CORPORATION      COM            863667101   16,872   337,034          SOLE                  333,622      0   3,412
TORCHMARK CORP.          COM            891027104      609    12,306          SOLE                   12,151      0     155
U.S. BANCORP             COM            902973304    1,145    51,225          SOLE                   50,935      0     290
UNITED HEALTH GROUP INC. COM            91324P102      778    27,400          SOLE                   27,400      0       0
WAL MART STORES          COM            931142103    1,762    36,660          SOLE                    9,220      0  27,440
WALGREEN CO.             COM            931422109   12,785   478,827          SOLE                  473,027      0   5,800
WALT DISNEY CO.          COM            254687106      334    10,600          SOLE                   10,600      0       0
WASHINGTON POST (CL B)   COM            939640108   11,429    27,844          SOLE                   27,542      0     302


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